Form N-1A Cover	Oct. 24, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Document Effective Date	Nov. 01, 2025
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Document Creation Date	Oct. 24, 2025
Prospectus Date	Nov. 01, 2025